Equity Investment (Details) (USD $)	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2014 360 Market [Member]	Jun. 30, 2013 360 Market [Member]	Jan. 16, 2013 360 Market [Member]
Equity Method Investment
Equity method investment, ownership percentage				37.50%
Equity method investments fair value				$ 0
Equity method investment unrealized losses	7,077	15,010	40,365
Accumulated loss		$ 62,453